Document And Entity Information	Nov. 05, 2020
Document Information [Line Items]
Entity, Registrant Name	CEVA, INC.
Document, Type	8-K
Document, Period End Date	Nov. 05, 2020
Entity, Incorporation, State or Country Code	DE
Entity, File Number	000-49842
Entity, Tax Identification Number	77-0556376
Entity, Address, Address Line One	1174 Castro Street
Entity, Address, Address Line Two	Suite 210
Entity, Address, City or Town	Mountain View
Entity, Address, Postal Zip Code	94040
Entity, Address, State or Province	CA
City Area Code	650
Local Phone Number	417-7900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	CEVA
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001173489